Insurance technical provisions and pension plans (Details 11) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2019)	R$ 5,966,184	R$ 5,818,525
Year claims were notified - Up to 2009
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2019)	1,016,054
Payments of claims	(943,374)
Outstanding claims, net of reinsurance	72,680
Year claims were notified - Up to 2009 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	901,321
Year claims were notified - Up to 2009 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	926,499
Year claims were notified - Up to 2009 | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	943,781
Year claims were notified - Up to 2009 | Three years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	937,472
Year claims were notified - Up to 2009 | Four years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	944,170
Year claims were notified - Up to 2009 | Five years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	954,487
Year claims were notified - Up to 2009 | Six years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	951,993
Year claims were notified - Up to 2009 | Seven years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	944,581
Year claims were notified - Up to 2009 | Eight years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	944,664
Year claims were notified - Up to 2009 | Nine years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	950,290
Year claims were notified - Up to 2009 | Ten years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,016,054
Year claims were notified - 2010
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2019)	1,018,947
Payments of claims	(991,437)
Outstanding claims, net of reinsurance	27,510
Year claims were notified - 2010 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,007,851
Year claims were notified - 2010 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,015,094
Year claims were notified - 2010 | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,021,283
Year claims were notified - 2010 | Three years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,011,228
Year claims were notified - 2010 | Four years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,022,136
Year claims were notified - 2010 | Five years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,019,647
Year claims were notified - 2010 | Six years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,017,766
Year claims were notified - 2010 | Seven years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,009,936
Year claims were notified - 2010 | Eight years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,017,016
Year claims were notified - 2010 | Nine years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,018,947
Year claims were notified - 2011
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2019)	1,198,625
Payments of claims	(1,166,640)
Outstanding claims, net of reinsurance	31,985
Year claims were notified - 2011 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,191,045
Year claims were notified - 2011 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,188,264
Year claims were notified - 2011 | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,188,774
Year claims were notified - 2011 | Three years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,197,625
Year claims were notified - 2011 | Four years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,195,079
Year claims were notified - 2011 | Five years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,201,083
Year claims were notified - 2011 | Six years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,200,703
Year claims were notified - 2011 | Seven years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,209,690
Year claims were notified - 2011 | Eight years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,198,625
Year claims were notified - 2012
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2019)	1,240,781
Payments of claims	(1,197,605)
Outstanding claims, net of reinsurance	43,176
Year claims were notified - 2012 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,235,104
Year claims were notified - 2012 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,226,271
Year claims were notified - 2012 | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,236,289
Year claims were notified - 2012 | Three years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,236,075
Year claims were notified - 2012 | Four years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,234,363
Year claims were notified - 2012 | Five years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,233,898
Year claims were notified - 2012 | Six years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,239,976
Year claims were notified - 2012 | Seven years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,240,781
Year claims were notified - 2013
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2019)	1,299,984
Payments of claims	(1,247,133)
Outstanding claims, net of reinsurance	52,851
Year claims were notified - 2013 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,305,822
Year claims were notified - 2013 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,298,610
Year claims were notified - 2013 | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,326,512
Year claims were notified - 2013 | Three years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,309,876
Year claims were notified - 2013 | Four years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,296,147
Year claims were notified - 2013 | Five years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,304,644
Year claims were notified - 2013 | Six years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,299,984
Year claims were notified - 2014
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2019)	1,224,932
Payments of claims	(1,140,216)
Outstanding claims, net of reinsurance	84,716
Year claims were notified - 2014 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,330,460
Year claims were notified - 2014 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,373,160
Year claims were notified - 2014 | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,368,575
Year claims were notified - 2014 | Three years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,277,276
Year claims were notified - 2014 | Four years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,242,937
Year claims were notified - 2014 | Five years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,224,932
Year claims were notified - 2015
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2019)	1,310,005
Payments of claims	(1,171,848)
Outstanding claims, net of reinsurance	138,157
Year claims were notified - 2015 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,415,524
Year claims were notified - 2015 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,425,789
Year claims were notified - 2015 | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,403,515
Year claims were notified - 2015 | Three years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,323,436
Year claims were notified - 2015 | Four years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,310,005
Year claims were notified - 2016
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2019)	1,449,190
Payments of claims	(1,321,771)
Outstanding claims, net of reinsurance	127,419
Year claims were notified - 2016 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,493,336
Year claims were notified - 2016 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,491,439
Year claims were notified - 2016 | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,468,731
Year claims were notified - 2016 | Three years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,449,190
Year claims were notified - 2017
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2019)	1,503,531
Payments of claims	(1,319,587)
Outstanding claims, net of reinsurance	183,944
Year claims were notified - 2017 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,537,474
Year claims were notified - 2017 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,487,961
Year claims were notified - 2017 | Two years after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,503,531
Year claims were notified - 2018
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2019)	1,416,097
Payments of claims	(1,215,233)
Outstanding claims, net of reinsurance	200,864
Year claims were notified - 2018 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,438,027
Year claims were notified - 2018 | One year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,416,097
Year claims were notified - 2019
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2019)	1,486,498
Payments of claims	(1,069,914)
Outstanding claims, net of reinsurance	416,584
Year claims were notified - 2019 | In the year after notification
Amount estimated for net claims for reinsurance:
Claims reported by policyholders	1,486,498
Year claims were notified - Total
Amount estimated for net claims for reinsurance:
Estimate of claims on the reporting date (2019)	14,164,644
Payments of claims	(12,784,758)
Outstanding claims, net of reinsurance	R$ 1,379,886